Intangible Assets, Net - Summary of Intangible Assets Net (Detail) - Claims Cost Recovery Rights [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 3,872,556	$ 3,872,356	$ 3,630,823
Accumulated amortization	(981,580)	(739,560)	(267,667)
Total	$ 2,890,976	$ 3,132,796	$ 3,363,156